Deferred Acquisition Costs (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Acquisition Costs
Schedule of deferred acquisition costs

	Years Ended December 31,
	2013	2012	2011
Beginning balance	$20,600	$18,637	$19,666
Costs deferred	32,359	28,993	25,893
Amortization	(28,438)	(27,030)	(26,922)
Ending balance	$24,521	$20,600	$18,637